SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Earnings per share [line items]
Stock repurchased and retired during period, shares	3,671,900	2,081,200
Stock repurchased and retired during period, per shares	$ 25.70	$ 21.53
Repurchase of common shares	$ 94.4	$ 44.8
Number of shares issued and fully paid, shares	265,447,603	267,738,530
Antidilutive securities excluded from computation of earnings per share, shares	1,722,800	1,941,200
Dividends	$ 103.9	$ 93.9
Dividends (in CAD per share)	$ 0.39	$ 0.35
Retained earnings
Earnings per share [line items]
Repurchase of common shares	$ (85.6)	$ (39.9)